Principal Accounting Policies (Property and equipment, net) (Details) ¥ in Millions, $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May. 31, 2015	Dec. 31, 2015	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Computers [Member] | Service Life [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years	3 years
Additional depreciation expenses			¥ 2.4	$ 0.4
Decrease in depreciation expenses for the years ended December 31, 2016			0.1
Decrease in depreciation expenses for the years ended December 31, 2017			0.6
Decrease in depreciation expenses for the years ended December 31, 2018			¥ 0.9
Equipment, furniture and motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives			5 years	5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives			Lesser of lease terms or the estimated useful lives of the assets	Lesser of lease terms or the estimated useful lives of the assets